FK Loan ID	Loan Number	Alt Loan ID	Deal #	Borrower Name	Final Rating	Credit Rating	Property Rating	Compliance Rating	Credit Exceptions	Property Exceptions	Compliance Exceptions	Final QM Status
XXXX	XXXX	134	0615-025	XXXX	1			1				ATR/QM: Exempt
XXXX	XXXX	133	0615-025	XXXX	1			1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	130	0615-025	XXXX	1			1
Homeownership Counseling Organizations Disclosure Missing or Incomplete-
 Homeownership Counseling Organizations Disclosure Missing or Incomplete This finding is non-material and will be rated a B for all agencies-Resolved--Document Uploaded.
 Homeownership Counseling Disclosure Is Present or Not Applicable

 RESPA: AfBA Disclosure is Missing-RESPA: AfBA Disclosure is Missing This finding is non-material and will be rated a B for all agencies-Resolved--RESPA: AfBA Disclosure is Provided or Not Applicable
 Document Uploaded.
 RESPA: AfBA Disclosure is Provided or Not Applicable

 E-Consent documentation is missing for borrower(s)-E-Consent documentation on TRID loan is missing for borrower(s)-Resolved--Document Uploaded.
 Evidence of E-consent Provided.

 RESPA: Toolkit Missing or Incomplete-Acknowledgement provided is not for subject transaction. Appears to be loan #XXXXXXXXXX. Condition remains.
 RESPA: Toolkit Missing or Incomplete This finding is non-material and will be rated a B for all agencies.-Resolved--Document Uploaded. Evidence of Home Loan Toolkit Delivery provided.

												QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	128	0615-025	XXXX	1			1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	124	0615-025	XXXX	1			1				ATR/QM: Exempt
XXXX	XXXX	123	0615-025	XXXX	1			1				ATR/QM: Exempt
XXXX	XXXX	122	0615-025	XXXX	1			1
ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements-ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements Borrower income documents are missing in loan file-Resolved--ATR Risk - Current Income or Current Assets were considered

 ATR Risk - Current Income or Current Assets were considered

												QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	28	0615-025	XXXX	1			1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	23	0615-025	XXXX	1			1
Loan Estimate disclosure is missing or incomplete-Loan Estimate disclosure is missing or incomplete The initial LE and any subsequent LE's are missing from the loan file. Additional conditions may apply. -Resolved--Complete LE history provided. Compliance retested and passed. Condition cleared.

 TRID: Missing Closing Disclosure-The initial Closing Disclosure is missing from the loan file. Additional conditions may apply. -Resolved--Initial CD provided. Compliance retested and passed. Condition cleared.

												QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	22	0615-025	XXXX	1			1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	15	0615-025	XXXX	2			1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	14	0615-025	XXXX	1			1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	13	0615-025	XXXX	2			1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	1	0615-025	XXXX	1			1
ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements-ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements-Resolved--ATR Risk - Current Income or Current Assets were considered
 ATR Risk - Current Income or Current Assets were considered
 ATR Risk - Current Income or Current Assets were considered
 ATR Risk - Current Income or Current Assets were considered
 ATR Risk - Current Income or Current Assets were considered

 Insufficient Tolerance Cure (50001028)-A Lender Credit for Excess Charges of ($0.00), Principal Reduction for Excess Charges of ($0.00), and general or specific lender credit increases of ($XX.XX) were applied to the total fee variance of ($XX,XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. Transfer Tax on Post CD dated XX/XX/XXXX is $XX,XXX.XX. LE dated XX/XX/XXX lists fee as $XX,XXX.XX. Final Inspection on PCCD is $XXX.XX and LE dated XX/XX/XXXX is $0. These fees are in a (0%) tolerance section. The loan file did not contain a valid COC to support the increase.  Lender tolerance cure of $XX,XXX.XX is required. Section J reflects $XX.XX tolerance cure that is insufficient as it was applied to the tolerance cure for the Recording fee and credit report. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.-Resolved--Valid COC provided to support fee increases. No additional tolerance cure required. Condition cleared.

 Insufficient Tolerance Cure (50001026)-A Lender Credit for Excess Charges of ($0.00), Principal Reduction for Excess Charges of ($0.00), and general or specific lender credit increases of ($XX.XX) were applied to the total fee variance of ($XX,XXX.XX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. Transfer Tax on Post CD dated XX/XX/XXXX is $XX,XXX.XX. LE dated XX/XX/XXXX lists fee as $XX,XXX.XX. Final Inspection on PCCD is $XXX and LE dated XX/XX/XXXX is $0. These fees are in a (0%) tolerance section. The loan file did not contain a valid COC to support the increase.  Lender tolerance cure of $XX,XXX.XX is required. Section J reflects $XX.XX tolerance cure that is insufficient as it was applied to the tolerance cure for the Recording fee and credit report. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.-Resolved--Valid COC provided to support fee increases. No additional tolerance cure required. Condition cleared.

												QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	157	0615-026	XXXX	1			1				ATR/QM: Exempt
XXXX	XXXX	155	0615-026	XXXX	2			2
Federal - Finance Charge Disclosure Tolerance (Closed End)-This finding is outside the statute of limitations and will be rated as B for all agencies.
 PCCD and LOE provided for $XXX tolerance cure for appraisal fee increase. Finance charge under-disclosure of $XXX remains. Appears Title - Title Services fee in the amount of $XXX was not included in disclosed finance charges. Condition remains.
 The disclosed finance charge ($XXX,XXX.XX) is ($XXX.XX) below the actual finance charge($XXX,XXX.XX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1) . It appears the lender did not include the Title - Title Services fee in the amount of $XXX.XX in the calculation. Provide Letter of Explanation, Proof of Restitution, Disclose Correct Information, and Proof of Delivery to Borrower. This finding is outside the statute of limitations and will be rated as B for all agencies.
-Acknowledged--This finding is outside the statute of limitations and will be rated as B for all agencies.

 TILA: CHARM Booklet is Missing or Incomplete-TILA: CHARM Booklet is Missing or Incomplete-Resolved--CHARM Booklet is Present or Not Applicable

 TILA: ARM Program Document is Missing or Incomplete-ARM Disclosure is Missing or Incomplete ARM Disclosure is Missing-Resolved--ARM Disclosure is is Present or Not Applicable

												QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	154	0615-026	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	149	0615-026	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	147	0615-026	XXXX	2			2
TRID: Missing Closing Disclosure-The revised Closing Disclosure, dated XX/XX/XXXX, reported on the Compliance Events Timeline disclosure, is missing from the loan file.  Additional conditions may apply.
This finding is non-material and will be rated a B for all agencies.-Resolved--Evidence provided that no additional CD issued XX/XX/XXXX. Condition cleared.

 Loan Estimate disclosure is missing or incomplete-Initial LE in file, dated XX/XX/XXXX, included copy error.  Initial LE required to complete compliance testing. Condition remains.
 Loan Estimate disclosure is missing or incomplete The initial LE, dated XX/XX/XXXX, is incomplete. Additional conditions may apply.
This finding is non-material and will be rated a B for all agencies.-Counter--

												QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	141	0615-026	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	140	0615-026	XXXX	1			1				ATR/QM: Exempt
XXXX	XXXX	138	0615-026	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	137	0615-026	XXXX	1			1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	136	0615-026	XXXX	1			1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	121	0615-026	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	119	0615-026	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	117	0615-026	XXXX	1			1				ATR/QM: Exempt
XXXX	XXXX	116	0615-026	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	115	0615-026	XXXX	1			1
E-Consent documentation is missing for borrower(s)-E-Consent documentation on TRID loan is missing for borrower(s)-Resolved--Evidence of e-consent provided. Condition cleared.

 Insufficient Change of Circumstance (50001252)-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Appraisal Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). Tolerance cure of $XX.XX to be provided within 60 days of discovery.  This finding is outside the statute of limitations and will be rated as B for all agencies.-Resolved--Loan qualifies as business purpose and not subject to cure. Condition cleared.

 Charges That Cannot Increase Test (50001251)-The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: Appraisal Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). The Loan Estimate, dated XX/XX/XXXX, reflects an appraisal fee of $520.00.  The Final CD reflects an appraisal fee of $575.00. The loan file did not contain a valid COC to support the new fee. No evidence of a tolerance cure was provided in file.  A tolerance cure of $XX.XX is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. This finding is outside the statute of limitations and will be rated as B for all agencies.-Resolved--Loan qualifies as business purpose and not subject to cure. Condition cleared.

												ATR/QM: Exempt
XXXX	XXXX	113	0615-026	XXXX	1			1				ATR/QM: Exempt
XXXX	XXXX	112	0615-026	XXXX	1			1			E-Consent documentation is missing for borrower(s)-E-Consent documentation on TRID loan is missing for borrower(s)-Resolved--Valid e-consent provided. Condition cleared.	ATR/QM: Exempt
XXXX	XXXX	111	0615-026	XXXX	1			1				ATR/QM: Exempt
XXXX	XXXX	107	0615-026	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	104	0615-026	XXXX	1			1				ATR/QM: Exempt
XXXX	XXXX	97	0615-026	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	88	0615-026	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	87	0615-026	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	86	0615-026	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	76	0615-026	XXXX	1			1				ATR/QM: Exempt
XXXX	XXXX	75	0615-026	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	74	0615-026	XXXX	1			1				ATR/QM: Exempt
XXXX	XXXX	70	0615-026	XXXX	1			1
Insufficient Tolerance Cure (50001026)-The document provided for review indicates a credit was provided for the XX  Mtg Tax, this is already included in the calculations below; an additional cure of $XXX,XXX is required or a valid Change of Circumstance is required for the increase in Recording Fees from the last disclosed LE to the Initial CD; condition remains.
 A Lender Credit for Excess Charges of ($XXX.XX), Principal Reduction for Excess Charges of ($0.00), and general or specific lender credit increases of ($0.00) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. This finding is outside the statute of limitations and will be rated as B for all agencies. The baseline 10% tolerance fees are $X,XXX.XX ($X,XXX.XX at 110%, the total 10% Fees on the Final CD are $X,XXX.XX, a tolerance cure of $X,XXX.XX is required for the 10% fees. The Transfer Taxes increased from a baseline of $X,XXX.XX on the Initial LE to $X,XXX.XX on the Final CD, a tolerance cure of $X.XX is required for the transfer taxes. The total Cure required is $X,XXX.XX which is less than the cure provided at closing of $XXX.XX. This finding is outside the statute of limitations and will be rated as B for all agencies.
 A Lender Credit for Excess Charges of ($XXX.XX), Principal Reduction for Excess Charges of ($0.00), and general or specific lender credit increases of ($0.00) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. This finding is outside the statute of limitations and will be rated as B for all agencies.-Resolved--Revised LE dated XX/XX/XXXX and COC for program change to support fee increase. No additional tolerance cure required. Condition cleared.
 Document Uploaded.

 Insufficient Tolerance Cure (50001028)-The document provided for review indicates a credit was provided for the XX Mtg Tax, this is already included in the calculations below; an additional cure of $XXX,XXX is required or a valid Change of Circumstance is required for the increase in Recording Fees from the last disclosed LE to the Initial CD; condition remains.
 A Lender Credit for Excess Charges of ($XXX.XX), Principal Reduction for Excess Charges of ($0.00), and general or specific lender credit increases of ($0.00) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. This finding is outside the statute of limitations and will be rated as B for all agencies. The baseline 10% tolerance fees are $X,XXX.XX ($X,XXX.XX at 110%, the total 10% Fees on the Final CD are $X,XXX.XX, a tolerance cure of $X,XXX.XX is required for the 10% fees. The Transfer Taxes increased from a baseline of $X,XXX.XX on the Initial LE to $X,XXX.XX on the Final CD, a tolerance cure of $X.XX is required for the transfer taxes. The total Cure required is $X,XXX.XX which is less than the cure provided at closing of $XXX.XX. This finding is outside the statute of limitations and will be rated as B for all agencies.
 A Lender Credit for Excess Charges of ($XXX.XX), Principal Reduction for Excess Charges of ($0.00), and general or specific lender credit increases of ($0.00) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. This finding is outside the statute of limitations and will be rated as B for all agencies.-Resolved--Document Uploaded.
 Revised LE dated XX/XX/XXXX and COC for program change to support fee increase. No additional tolerance cure required. Condition cleared.

 Missing evidence of rate lock-Evidence of Rate Lock Missing-Resolved--Evidence of Rate Lock Provided

												QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	68	0615-026	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	67	0615-026	XXXX	1			1				ATR/QM: Exempt
XXXX	XXXX	66	0615-026	XXXX	1			1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	65	0615-026	XXXX	1			1				ATR/QM: Exempt
XXXX	XXXX	61	0615-026	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	53	0615-026	XXXX	1			1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	47	0615-026	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	45	0615-026	XXXX	1			1
Charges That Cannot Increase Test (50001251)-The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: Appraisal Update Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). The Loan Estimate, dated XX/XX/XXXX, does not reflect an Appraisal Update of $225. The Final CD reflects an Appraisal Update of $225. The loan file did not contain a valid COC to support the new fee. No evidence of a tolerance cure was provided in file. A tolerance cure of $XXX is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. This finding is outside the statute of limitations and will be rated as B for all agencies.-Resolved--Document Uploaded.
 Evidence of Change in Circumstance provided; condition resolved.

 Insufficient Change of Circumstance (50001252)-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Appraisal Update Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). Tolerance cure of $225 to be provided within 60 days of discovery.  This finding is outside the statute of limitations and will be rated as B for all agencies.
-Resolved--Document Uploaded.
 Evidence of change in circumstance provided; condition resolved.

												QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	25	0615-026	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	29	0615-025	XXXX	1			1
Insufficient Change of Circumstance (50001252)-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Appraisal Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). The Loan Estimate, dated (XX/XX/XXXX), does not reflects a (Appraisal Fee).  (Final / Post-Closing) CD dated (XX/XX/XXXX) reflects a (Appraisal Fee) of ($595).
The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file. A tolerance cure of ($XXX) is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower.-Resolved--Document Uploaded.
 Valid COC provided to support appraisal fee increase. No tolerance cure required. Condition cleared.

 Charges That Cannot Increase Test (50001251)-The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: Appraisal Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). The Loan Estimate, dated (XX/XX/XXXX), does not reflects a (Appraisal Fee).  (Final / Post-Closing) CD dated (XX/XX/XXXX) reflects a (Appraisal Fee) of ($595).
The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file. A tolerance cure of ($XXX) is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower.-Resolved--Document Uploaded.
 Valid COC provided to support appraisal fee increase. No tolerance cure required. Condition cleared.

												QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	132	0615-027	XXXX	1			1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	131	0615-027	XXXX	1			1
RESPA: Toolkit Missing or Incomplete-RESPA: Toolkit Missing or Incomplete This finding is non-material and will be rated a B for all agencies. -Resolved--Document Uploaded. Evidence provided that toolkit provided within timing requirement. Condition cleared.

 ATR Risk - Monthly HOI, Taxes, Assessment payments do not meet requirements-ATR Risk - Monthly HOI, Taxes, Assessment payments do not meet requirements ATR Risk - Monthly HO not meet requirements-Resolved--ATR Risk - Monthly HOI, Taxes, Assessment payments meet requirements

												QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	129	0615-027	XXXX	2			1
ATR Risk - Monthly Debt Obligations taken into consideration do not meet requirements-ATR Risk - Monthly Debt Obligations taken into consideration do not meet requirements File missing updated credit report reflecting additional revolving debt included in ratios. -Resolved--

 ATR Risk - Monthly Debt Obligations taken into consideration meet requirements

												QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	127	0615-027	XXXX	1			1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	126	0615-027	XXXX	1			1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	125	0615-027	XXXX	2			1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	78	0615-027	XXXX	1			1
Loan Estimate disclosure is missing or incomplete-Initial LE and revised LE provided.  However, loan file only includes consummation CD, dated XX/XX/XXXX, and no additional CDs.  Please provide initial and any revised CDs with applicable COCs to support fee increases from initial LE and final CD. Additional conditions may apply.
 Loan Estimate disclosure is missing or incomplete The initial LE and any other subsequent LEs are missing from the loan file. Additional conditions may apply. This finding is outside the statute of limitations and will be rated a B for all agencies.-Resolved--Full history of LEs and CDs provided. Condition cleared.

 ECOA: Appraisal Disclosure Missing or Incomplete-ECOA: Appraisal Disclosure Missing or Incomplete This finding is non-material and will be rated a B for all agencies.-Resolved--Appraisal disclosure provided. Condition cleared.

												QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	77	0615-027	XXXX	1			1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	27	0615-027	XXXX	1			1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	26	0615-027	XXXX	1			1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	24	0615-027	XXXX	2			1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	21	0615-027	XXXX	1			1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	20	0615-027	XXXX	1			1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	19	0615-027	XXXX	1			1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	18	0615-027	XXXX	1			1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	17	0615-027	XXXX	1			1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	16	0615-027	XXXX	1			1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	12	0615-027	XXXX	2			1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	11	0615-027	XXXX	1			1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	10	0615-027	XXXX	1			1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	8	0615-027	XXXX	1			1
ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements-Borrower's savings account reflects balance of $X,XXX.XX on XX/XX/XXXX, which is sufficient to satisfy cash due at closing requirement of $926.41. However, borrower's EMD deposit of $X,XXX.XX was derived from the unsourced deposits. Condition remains.
 Borrower's savings account statement reflects deposit of $X,XXX.XX on XX/XX/XXXX and $X,XXX.XX on XX/XX/XXXX. Both qualify as large deposits per selling guide B3-4.2-02. If undocumented large deposits are excluded, borrower's required assets of $XXX.XX are not verified. Condition remains.
 Borrower's savings account statement reflects deposit of $X,XXX.XX on XX/XX/XXXX and $X,XXX.XX on XX/XX/XXXX. Both qualify as large deposits per selling guide B3-4.2-02.  If undocumented large deposits are excluded, borrower's required assets of $926.41 are not verified. Condition remains.
 ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements-Resolved--
 ATR Risk - Current Income or Current Assets were considered

												QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	7	0615-027	XXXX	1			1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	5	0615-027	XXXX	2			1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	3	0615-027	XXXX	1			1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	156	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	153	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	152	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	151	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	150	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	148	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	146	0615-028	XXXX	2			2
Federal - Closing Disclosure and Consummation Date-The Initial Closing Disclosure Received Date of (XX/XX/XXXX) is not three business days before the consummation date of (XX/XX/XXXX). Three business days before the consummation date is (XX/XX/XXXX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) The initial CD is missing from the loan file. Additional conditions may apply. No Cure. This finding is outside the statute of limitations and will be rated as B for all agencies.-Acknowledged--This finding is outside the statute of limitations and will be rated as B for all agencies.

												QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	145	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	144	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	143	0615-028	XXXX	1			1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	142	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	139	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	135	0615-028	XXXX	1			1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	120	0615-028	XXXX	1			1
E-Consent documentation is missing for borrower(s)-E-Consent documentation on TRID loan is missing for borrower(s)-Resolved--E-Consent Received.  Condition cleared.

 Federal - Closing Disclosure and Consummation Date-The Initial Closing Disclosure was provided on (XX/XX/XXXX) via (USPSFirstClassMail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XX/XX/XXXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XX/XX/XXXX), for consummation to occur on (XX/XX/XXXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii))  Initial CD reflects Date Issued of XX/XX/XXXX with no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation. No Cure. This finding is outside the statute of limitations and will be rated as B for all agencies.-Resolved--Evidence of borrower receipt of initial CD within timing requirement provided. Condition cleared.

												QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	118	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	114	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	110	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	109	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	108	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	106	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	105	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	103	0615-028	XXXX	2			2
Federal - Closing Disclosure and Consummation Date-The Initial Closing Disclosure Received Date of (XX/XX/XXXX) is not three business days before the consummation date of (XX/XX/XXXX). Three business days before the consummation date is (XX/XX/XXXX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii))  Compliance will be re-reviewed upon receipt of the initial CD. This finding is outside the statute of limitations and will be rated as B for all agencies.-Acknowledged--This finding is outside the statute of limitations and will be rated as B for all agencies.

 Charges That Cannot Increase Test (50001251)-The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: Appraisal Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). Compliance will be re-reviewed upon receipt of the initial CD. This finding is outside the statute of limitations and will be rated as B for all agencies.-Acknowledged--This finding is outside the statute of limitations and will be rated as B for all agencies.

 Insufficient Change of Circumstance (50001252)-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Appraisal Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). Compliance will be re-reviewed upon receipt of the initial CD. This finding is outside the statute of limitations and will be rated as B for all agencies.-Acknowledged--This finding is outside the statute of limitations and will be rated as B for all agencies.

 Charges That In Total Cannot Increase More Than 10% Test (50001257)-The total amount of the 10% category fees ($X,XXX.XX) has increased by more than 10% over the current baseline value of ($X,XXX.XX). The total amount of fees in the 10% category cannot exceed ($X,XXX.XX). The following fee(s) have either increased from their baseline disclosure or have been recently added: (Recording Fees - Mortgage/Deed of Trust). Any increase to an existing fee and/or the addition of a new fee that causes the 10% category threshold to be exceeded cannot occur unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee(s) or new fee(s). (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)). Compliance will be re-reviewed upon receipt of the initial CD. This finding is outside the statute of limitations and will be rated as B for all agencies.-Acknowledged--This finding is outside the statute of limitations and will be rated as B for all agencies.

 Charges That In Total Cannot Increase More Than 10% Test (50001258)-The total amount of the 10% category fees on the last Closing Disclosure ($X,XXX.XX) has increased by more than 10% over the current baseline value of ($X,XXX.XX). The total amount of fees in the 10% category cannot exceed ($X,XXX.XX0). The following fee(s) have either increased from their baseline disclosure or have been recently added: (Recording Fees - Mortgage/Deed of Trust). Any increase to an existing fee and/or the addition of a new fee that causes the 10% category threshold to be exceeded cannot occur unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee(s) or new fee(s). (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)). Compliance will be re-reviewed upon receipt of the initial CD. This finding is outside the statute of limitations and will be rated as B for all agencies.-Acknowledged--This finding is outside the statute of limitations and will be rated as B for all agencies.

 TILA: NORTC Missing for one or more borrowers/vested parties-TILA: NORTC Missing for one or more borrowers/vested parties . This finding is outside the statute of limitations and will be rated as B for all agencies.-Acknowledged--This finding is outside the statute of limitations and will be rated as B for all agencies.

 HPA PMI Disclosure, Borrower, Required - Missing or Incomplete-HPA PMI Disclosure, Borrower, Required - Missing or Incomplete-Resolved--Notice Concerning PMI received.  Condition Resolved.

												QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	102	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	101	0615-028	XXXX	2			2
Insufficient Tolerance Cure (50001026)-A Lender Credit for Excess Charges of ($XXX.XX), Principal Reduction for Excess Charges of ($0.00), and general or specific lender credit increases of ($0.00) were applied to the total fee variance of ($XXX.XX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. This finding is outside the statute of limitations and will be rated a B for all agencies.-Acknowledged--This finding is outside the statute of limitations and will be rated a B for all agencies.

 Insufficient Tolerance Cure (50001028)-A Lender Credit for Excess Charges of ($XXX.XX), Principal Reduction for Excess Charges of ($0.00), and general or specific lender credit increases of ($0.00) were applied to the total fee variance of ($XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance.  This finding is outside the statute of limitations and will be rated a B for all agencies.-Acknowledged--This finding is outside the statute of limitations and will be rated a B for all agencies.

												QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	100	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	99	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	98	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	96	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	95	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	94	0615-028	XXXX	1			1
FACTA Notice to Home Loan Applicant & Risk Based Pricing/Credit Score Disclosure Missing or Incomplete-FACTA Notice to Home Loan Applicant & Risk Based Pricing/Credit Score Disclosure Missing or Incomplete This finding is non-material and will be rated a B for all agencies.-Resolved--Document Uploaded. FACTA disclosure provided. Condition cleared.

												QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	93	0615-028	XXXX	1			1
Federal - Closing Disclosure and Consummation Date-The Initial Closing Disclosure was provided on (XX/XX/XXXX) via (USPSFirstClassMail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XX/XX/XXXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XX/XX/XXXX), for consummation to occur on (XX/XX/XXXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) Initial CD reflects Date Issued of XX/XX/XXXX with no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation of XX/XX/XXXX. No Cure.  This finding is outside the statute of limitations and will be rated a B for all agencies.-Resolved--Document Uploaded. Evidence provided that borrower received initial CD electronically within timing requirement. Condition cleared.

												QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	92	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	91	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	90	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	89	0615-028	XXXX	1			1
Lender Credits That Cannot Decrease Test (50001262)-Document Uploaded. COC dated XX/XX/XXXX provided to support decrease in Lender paid portion of processing fee from initial CD dated XX/XX/XXXX to revised CD dated XX/XX/XXXX; however, no COC provided to support decrease in Lender paid portion of processing fee of $XX.XX from revised CD dated XX/XX/XXXX to Lender paid portion of processing fee of $XX.XX on subsequent CDs. Tolerance cure of $0.XX required. Condition remains.
 The baseline amount of non-specific (lump sum) lender credits and specific lender credits disclosed is ($XX.XX). The Last CD shows a total lender credit amount of ($XX.XX). The following fees "lender credits" have decreased below their baseline amounts (Processing Fee). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.19(f)(2)(v); 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).
 The baseline amount of non-specific (lump sum) lender credits and specific lender credits disclosed is ($X,XXX.XX). The Last CD shows a total lender credit amount of ($XX.XX). The following fees "lender credits" have decreased below their baseline amounts (Processing Fee). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.19(f)(2)(v); 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). The Closing Disclosure dated XX/XX/XXXX, reflects a specific Lender Credit of $X,XXX.XX in Section A.  The Final Closing Disclosure reflects a specific Lender Credit of $XX.XX in Section A. The loan file did not contain a valid COC to support the decrease. No evidence of a tolerance cure was provided in file. A tolerance cure of $X,XXX.XX is required.  Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. This finding is outside the statute of limitations and will be rated a B for all agencies.-Resolved--Valid COC provided to support decrease in lender credit. No tolerance cure required. Condition cleared.

 Lender Credits That Cannot Decrease Test (50001261)-COC dated XX/XX/XXXX provided to support decrease in Lender paid portion of processing fee from initial CD dated XX/XX/XXXX to revised CD dated XX/XX/XXXX; however, no COC provided to support decrease in Lender paid portion of processing fee of $XX.XX from revised CD dated XX/XX/XXXX to Lender paid portion of processing fee of $XX.XX on subsequent CDs. Tolerance cure of $0.53 required. Condition remains.
 Document Uploaded.
 The baseline amount of non-specific (lump sum) lender credits and specific lender credits is ($XX.XX). The actual total fee amount shows a credit amount of ($XX.XX). The following actual fees submitted as "lender credits" have decreased below their baseline amounts (Processing Fee). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3) and comments 19(e)(3)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).
 The baseline amount of non-specific (lump sum) lender credits and specific lender credits is ($X,XXX.XX). The actual total fee amount shows a credit amount of ($XX.XX). The following actual fees submitted as "lender credits" have decreased below their baseline amounts (Processing Fee). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3) and comments 19(e)(3)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). The Loan Estimate, dated XX/XX/XXXX, reflects a general Lender Credit of $X,XXX.XX in Section J.  The Final Closing Disclosure reflects a general Lender Credit of $0 in Section J. The loan file did not contain a valid COC to support the decrease. No evidence of a tolerance cure was provided in file. A tolerance cure of $X,XXX.XX is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. This finding is outside the statute of limitations and will be rated a B for all agencies.-Resolved--Valid COC provided to support decrease in lender credit. No tolerance cure required. Condition cleared.

												QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	85	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	84	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	83	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	82	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	81	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	80	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	79	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	73	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	72	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	71	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	69	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	64	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	63	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	62	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	60	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	59	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	58	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	57	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	56	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	55	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	54	0615-028	XXXX	1			1
Insufficient Change of Circumstance (50001252)-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Appraisal Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). The Loan Estimate dated XX/XX/XXXX reflects an Appraisal fee of $350.  Final CD dated XX/XX/XXXX reflects an Appraisal fee of $570. The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file.  This finding is outside the statute of limitations and will be rated a B for all agencies.-Resolved--Lender rebuttal reviewed. No tolerance cure required for increase in appraisal fee from expired LE. Condition cleared.

 Charges That Cannot Increase Test (50001251)-The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: Appraisal Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). The Loan Estimate dated XX/XX/XXXX reflects an Appraisal fee of $350.  Final CD dated XX/XX/XXXX reflects an Appraisal fee of $570. The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file. This finding is outside the statute of limitations and will be rated a B for all agencies.-Resolved--Lender rebuttal reviewed. No tolerance cure required for increase in appraisal fee from expired LE. Condition cleared.

												QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	52	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	51	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	50	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	49	0615-028	XXXX	1			1
Insufficient Change of Circumstance (50001252)-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Inspection Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). The Appraisal Update increased on the CD dated XX/XX/XXXX without a valid COC. No Cure. This finding is outside the statute of limitations and will be rated a B for all agencies.-Resolved--Document Uploaded. Document Uploaded. Valid COC provided to support fee increase. Compliance re-tested and passed. Condition cleared.

 Charges That Cannot Increase Test (50001251)-The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: Inspection Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). The CD, dated XX/XX/XXXX, reflects a Appraisal Update of $225.00 that was not disclosed on the Initial Loan Estimate.   The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file. A tolerance cure of $225.00 is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. Tolerance cure of $XXX.XX to be provided within 60 days of discovery. This finding is outside the statute of limitations and will be rated a B for all agencies.-Resolved--Document Uploaded. Valid COC provided to support fee increase. Compliance re-tested and passed.  Condition cleared.

												QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	48	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	46	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	44	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	43	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	42	0615-028	XXXX	1			1
XXXXX XXXXXXXX - Fees Limitation-All discount points charged included in testing since undiscounted rate was not documented in file. Provide rate sheet, Undiscount Rate/PAR, or some form of proof that verifies the amount the borrower paid in points directly led to a discount in rate. Compliance will be re-reviewed upon receipt.
 Under the XXXXX XXXXXXXX Interest Provisions, Lender fees not specifically authorized by the statute are limited to ($XXX.XX), which is the greater of 1/4 of 1% of the loan amount or $XXX. The total amount of "lender fees not specifically authorized by statute" and included in the test is ($X,XXX.XX). (N.C. Gen. Stat. 24-1.1A(c)(1); 24-8(d); 24-10(d))-Resolved--Document Uploaded. Evidence of undiscounted rate provided. Compliance re-tested and passed. Condition cleared.

												QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	41	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	40	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	39	0615-028	XXXX	2			2
Charges That In Total Cannot Increase More Than 10% Test (50001257)-This finding is outside the statute of limitations and will be rated as B for all agencies.
 The total amount of the 10% category fees ($XXX.XX) has increased by more than 10% over the current baseline value of ($XXX.XX). The total amount of fees in the 10% category cannot exceed ($XXX.XX). The following fee(s) have either increased from their baseline disclosure or have been recently added: (Recording Fees - Mortgage/Deed of Trust). Any increase to an existing fee and/or the addition of a new fee that causes the 10% category threshold to be exceeded cannot occur unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee(s) or new fee(s). (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)). The total amount of the 10% category fees ($XXX.XX) has increased by more than 10% over the current baseline value of ($XXX.XX). The total amount of fees in the 10% category cannot exceed ($XXX.XX). The following fee(s) have either increased from their baseline disclosure or have been recently added: (Recording Fees – Mortgage/Deed of Trust). Any increase to an existing fee and/or the addition of a new fee that causes the 10% category threshold to be exceeded cannot occur unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee(s) or new fee(s). (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)). This finding is outside the statute of limitations and will be rated as B for all agencies.-Acknowledged--This finding is outside the statute of limitations and will be rated as B for all agencies.

 Charges That In Total Cannot Increase More Than 10% Test (50001258)-This finding is outside the statute of limitations and will be rated as B for all agencies.
 The total amount of the 10% category fees on the last Closing Disclosure ($XXX.XX) has increased by more than 10% over the current baseline value of ($XXX.XX). The total amount of fees in the 10% category cannot exceed ($XXX.XX). The following fee(s) have either increased from their baseline disclosure or have been recently added: (Recording Fees - Mortgage/Deed of Trust). Any increase to an existing fee and/or the addition of a new fee that causes the 10% category threshold to be exceeded cannot occur unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee(s) or new fee(s). (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)). The total amount of the 10% category fees on the last Closing Disclosure ($XXX.XX) has increased by more than 10% over the current baseline value of ($XXX.XX). The total amount of fees in the 10% category cannot exceed ($XXX.XX). The following fee(s) have either increased from their baseline disclosure or have been recently added: (Recording Fees – Mortgage/Deed of Trust). Any increase to an existing fee and/or the addition of a new fee that causes the 10% category threshold to be exceeded cannot occur unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee(s) or new fee(s). (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)). This finding is outside the statute of limitations and will be rated as B for all agencies.-Acknowledged--This finding is outside the statute of limitations and will be rated as B for all agencies.

 Federal - Finance Charge Disclosure Tolerance (Closed End)-The disclosed finance charge ($XX,XXX.XX) is ($XXX.XX) below the actual finance charge($XX,XXX.XX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1).  The lender appears to not have included the Title-Title Signing Fees of $125 in Section C.-Resolved--Document Uploaded.
 Evidence provided that signing fee was for notary purpose only and not considered PPFC.  No finance charge violation. Condition cleared.

												QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	38	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	37	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	36	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	35	0615-028	XXXX	2			2
TILA: Incorrect NORTC model provided - H8 equal or after XX/XX/XXXX (non-material jurisdictions)-TILA: Incorrect NORTC model provided - H8 equal or after XX/XX/XXXX (non-material jurisdictions) B-exception grade for circuits in which there is no ruling.-Acknowledged--B-exception grade for circuits in which there is no ruling.

												QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	34	0615-028	XXXX	1			1
Initial Closing Disclosure timing requirement not met-The initial CD is missing from the loan file. Compliance will be re-reviewed upon receipt. The loan file only contains final CD, dated XX/XX/XXXX, received by the borrower at consummation. Please provide full disclosure history. Compliance will be tested upon receipt. Additional conditions may apply.-Resolved--Document Uploaded. Initial LEs and initial CD provided. Compliance tested and passed. Condition cleared.

 Loan Estimate disclosure is missing or incomplete-Loan Estimate disclosure is missing or incomplete The loan file is missing initial LE and all subsequent LES. Please provide full disclosure history. Compliance will be tested upon receipt. Additional conditions may apply.-Resolved--Initial LEs and initial CD provided. Compliance tested and passed. Condition cleared.

												QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	33	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	32	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	31	0615-028	XXXX	1			1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	30	0615-028	XXXX	1			1
Final Closing Disclosure is missing or incomplete-Final Closing Disclosure is missing or incomplete Loan closed in dry funding state. The Post Close CD with charges reflected in final settlement statement is missing from the loan file. Additional conditions may apply.
-Resolved--Document Uploaded. Final CD provided. Condition cleared.

												QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	9	0615-028	XXXX	1			1
Federal - Closing Disclosure and Consummation Date-
 The Initial Closing Disclosure was provided on (XX/XX/XXXX) via (ElectronicDelivery). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XX/XX/XXXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XX/XX/XXXX), for consummation to occur on (2017-08-21). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii))  -Resolved--Document Uploaded. Evidence provided that borrower received initial CD electronically to meet timing requirement. Condition cleared.

 Federal - Finance Charge Disclosure Tolerance (Closed End)-The disclosed finance charge ($XXX,XXX.XX) is ($XXX.XX) below the actual finance charge($XXX,XXX.XX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)    A general Lender Credit was listed on the final CD but cannot be used to offset the under-disclosure due to a missing an itemization of the credit. Provide itemization of general lender credit. This finding is outside the statute of limitations and will be rated as B for all agencies.
 The disclosed finance charge ($XXX,XXX.XX) is ($XXX.XX) below the actual finance charge($XXX,XXX.XX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)   -Resolved--Document Uploaded. Itemization of lender credit provided. Compliance re-tested and passed. Condition cleared.

 Initial Closing Disclosure timing requirement not met-The initial CD is missing from the loan file. Compliance will be re-reviewed upon receipt. Initial CD is missing in file -Resolved--Initial CD dated XX/XX/XXXX. Condition cleared. Compliance tested and additional findings cited.

 TRID: Initial Loan Estimate not provided within 3 days of application-The loan file is missing initial LE and all subsequent LEs. Please provide full disclosure history. Compliance will be tested upon receipt. Additional conditions may apply.-Resolved--Initial LE provided dated with 3 days of application. Condition cleared.

												QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	6	0615-028	XXXX	1			1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	4	0615-028	XXXX	1			1
Loan Estimate disclosure is missing or incomplete-Loan Estimate disclosure is missing or incomplete The loan file is missing initial LE and all subsequent LEs. Please provide full disclosure history. Compliance will be tested upon receipt. Additional conditions may apply. This finding is outside the statute of limitations and will be rated as B for all agencies.-Resolved--Lender provided a copy of the initial Loan Estimate (LE) with evidence said document was provided to borrower via disclosure history. Documentation submitted is deemed acceptable. Condition cleared.

												QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	2	0615-028	XXXX	1			1
Federal - Finance Charge Disclosure Tolerance (Closed End)-The disclosed finance charge ($XX,XXX.XX) is ($XXX.XX) below the actual finance charge($XX,XXX.XX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)  A general Lender Credit was listed on the final CD but cannot be used to offset the under-disclosure due to a missing an itemization of the credit. Provide itemization of general lender credit. Additional conditions may apply.
This finding is outside the statute of limitations and will be rated an EVB.-Resolved--Document Uploaded. Itemization of lender credit provided. Condition cleared.

 Federal - Closing Disclosure and Consummation Date-The Initial Closing Disclosure was provided on (XX/XX/XXXX) via (USPSFirstClassMail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XX/XX/XXXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XX/XX/XXXX), for consummation to occur on (XX/XX/XXXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) Initial CD reflects Date Issued of XX/XX/XXXX with no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation. No Cure.
This finding is outside the statute of limitations and will be rated an EVB.-Resolved--Evidence that borrower received initial CD electronically within timing requirement provided. Condition cleared.

												QM: Safe Harbor GSE Temporary (GSE SH)